Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property Plant And Equipment [Abstract]
Property Plant And Equipment [Table Text Block]
Property, plant and equipment comprise:

	As of March 31,
	2014	2015
	US$	US$
Furniture and fixtures	367,535	224,163
Computer equipment and software	17,873,525	13,623,704
Office equipment	276,115	242,401
Vehicles	251,362	228,976
Leasehold improvements	444,467	399,271
Website development costs	4,110,523	4,276,892
Property, plant and equipment – at cost	23,323,527	18,995,407
Less: Accumulated depreciation and amortization	(20,160,336)	(16,655,463)
	3,163,191	2,339,944
Currency translation adjustment	(1,994)	73,606
Capital work-in-progress	649,026	786,539
	3,810,223	3,200,089
Less: Impairment loss	(239,001)	(3,200,089)

Property, plant and equipment – net	3,571,222	—